Condensed Consolidated Statements of Shareholders' Deficit (unaudited) - USD ($)	Total	Convertible Preferred Stock	Common Stock	Additional Paid In Capital	Accumulated Deficit
Beginning Balance at Dec. 31, 2012	$ (12,485,008)		$ 15,250	$ 10,135,786	$ (22,636,044)
Beginning Balance (shares) at Dec. 31, 2012			1,524,991
Issuance of common stock, net of costs	1,197,550		$ 3,190	1,194,360
Issuance of common stock, net of costs (in shares)			319,000
Exercise of stock options	$ 24,000		$ 300	23,700
Exercise of stock options (in shares)	30,000		30,000
Conversion of debt and interest into shares	$ 11,063,817		$ 27,660	11,036,157
Conversion of debt and interest into shares (in shares)			2,765,953
Inducement to convert debt	674,414		$ 1,686	672,728
Inducement to convert debt (in shares)			168,604
Inducement to convert warrants	681,189		$ 3,898	677,291
Inducement to convert warrants (in shares)			389,790
Share price/ conversion adjustment	1,710,475		$ 4,276	1,706,199
Share price/ conversion adjustment (in shares)			427,619
Issuance of warrants	465,625			465,625
Stock compensation expense	700,715			700,715
Net loss	(13,965,019)				(13,965,019)
Ending Balance at Dec. 31, 2013	(9,932,242)		$ 56,260	26,612,561	(36,601,063)
Ending Balance (in shares) at Dec. 31, 2013			5,625,957
Issuance of common stock, net of costs	5,579,208		$ 454	5,578,754
Issuance of common stock, net of costs (in shares)			4,542,782
Conversion of debt and interest into shares	7,288,026		$ 539	7,287,487
Conversion of debt and interest into shares (in shares)			5,386,036
Common stock issued for debt issuance - Related Party	890,625		$ 38	890,587
Common stock issued for debt issuance - Related Party (in shares)			382,809
Issuance of common stock related to debt modifications	1,000,000		$ 67	999,933
Issuance of common stock related to debt modifications (in shares)			666,667
Issuance of convertible preferred stock, net of costs	3,039,501	$ 223		3,039,278
Issuance of convertible preferred stock, net of costs (in shares)		2,229,702
Warrant exchange	7,906			7,906
Warrant exchange (in shares)			3,938
Warrants issued as inducement for debt conversion to equity	416,429			416,429
Issuance of warrants for professional services	23,735			23,735
DE Acquisition 2, Inc. reverse merger	(88,144)		$ (55,648)	(32,496)
DE Acquisition 2, Inc. reverse merger (in shares)			488,970
Beneficial conversion feature for convertible notes payable	2,757,268			2,757,268
Stock compensation expense	316,176			316,176
Stock exchange			$ (16)	(590,304)	590,320
Stock exchange (in shares)			(162,662)
Net loss	(15,709,782)				(15,709,782)
Ending Balance at Dec. 31, 2014	(4,411,294)	$ 223	$ 1,694	47,307,314	(51,720,525)
Ending Balance (in shares) at Dec. 31, 2014		2,229,702	16,934,497
Issuance of convertible preferred stock, net of costs	1,847,670	$ 186		1,847,484
Issuance of convertible preferred stock, net of costs (in shares)		1,857,500
Issuance of warrants for professional services	11,238			11,238
Stock compensation expense	70,906			70,906
Net loss	(3,164,487)				(3,164,487)
Ending Balance at Mar. 31, 2015	$ (4,899,388)		$ 2,199	$ 50,069,405	$ (54,970,992)
Ending Balance (in shares) at Mar. 31, 2015			21,995,191